Operating Leases (Details) - Schedule of Reconciliation to the Lease Liabilities - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation to the Lease Liabilities [Abstract]
2024	¥ 12,812,205
2025	6,691,928
2026	4,935,462
2027	3,427,888
2026
Thereafter
Total future operating lease payments	27,867,483
Less: imputed interest	(1,794,010)
Total present value of operating lease liabilities	¥ 26,073,473	¥ 28,583,475